Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income (loss) for the year	$ 289,345	$ (5,190,713)
Adjustments for:
Digital currency sold		1,792,071
Gain on sale of digital currencies	(290,948)	(62,799)
Digital currency mined	(24,952,344)	(3,553,362)
Rent charge back for Miner Lease Agreement	3,469,287
Gain on sale of property, plant and equipment	(1,552,295)
Depreciation of right-of-use assets	198,291	174,388
Depreciation and amortization	3,082,852	3,212,655
Interest on lease liabilities	236,680	216,435
Change in fair value of amount owing for Miner Lease Agreement	(528,875)
Share based compensation	7,804,271	1,247,551
Loss on settlement of debt	390,290
Income tax expense	127,340
Deferred tax expense (recovery)	2,173,279	(635,813)
Foreign exchange (gain) loss	(333,148)	63,464
Working capital items:
Amounts receivable and prepaid expenses	(1,604,703)	(275,294)
Accounts payable and accrued liabilities	842,584	761,560
Deposit payable	1,788,500
Net cash used in operating activities	(8,859,594)	(2,249,857)
Investing activities
Purchase of property, plant and equipment	(33,924,780)	(1,154,260)
Net funds for loan receivable		(113,917)
Promissory note receivable	(800,000)
Net cash used in investing activities	(34,724,780)	(1,268,177)
Financing activities
Proceeds from private placement, net of costs	50,218,093
Return of subscription proceeds		(39,335)
Repurchase of shares	(599,997)	(20)
Loans payable	1,473,495	2,543,083
Repayment of loans payable	(3,975,083)
Lease payments	(2,647,669)	(258,381)
Net cash provided by financing activities	44,468,839	2,245,347
Net change in cash	884,465	(1,272,687)
Cash, beginning of year	31,250	1,303,937
Cash, end of year	915,715	31,250
Supplemental information
Interest paid	$ 117,697	$ 18,114